Federated Hermes Short-Intermediate Municipal Fund
Portfolio of Investments
September 30, 2023 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—91.4%
		Alabama—5.7%
$ 6,500,000		Black Belt Energy Gas District, AL, Gas Prepay Revenue Bonds Project No. 4 (Series 2019A-1), (Morgan Stanley GTD), 4.000%, Mandatory Tender 12/1/2025	$ 6,381,296
1,000,000		Black Belt Energy Gas District, AL, Gas Project Revenue Refunding Bonds (Series 2023D-1), (Goldman Sachs Group, Inc. GTD), 5.500%, Mandatory Tender 2/1/2029	1,019,863
2,000,000		Black Belt Energy Gas District, AL, Gas Revenue Bonds (Series 2022B-1), (Goldman Sachs Group, Inc. GTD), 4.000%, Mandatory Tender 10/1/2027	1,925,127
7,000,000		Columbia, AL IDB PCRB (Alabama Power Co.), PCR Refunding Bonds (Series 2014-D) Weekly, 3.810%, Mandatory Tender 6/1/2028	6,951,661
450,000		Prattville, AL IDB (International Paper Co.), Environmental Improvement Revenue Refunding Bonds (Series 2019B), 2.000%, Mandatory Tender 10/1/2024	439,603
425,000		Prattville, AL IDB (International Paper Co.), Recovery Zone Facility Revenue Refunding Bonds (Series 2019C), 2.000%, Mandatory Tender 10/1/2024	415,180
5,000,000		Southeast Alabama Gas Supply District, Gas Supply Revenue Bonds Project No. 2 (Series 2018A), (Morgan Stanley GTD), 4.000%, Mandatory Tender 6/1/2024	4,967,025
3,250,000		Southeast Energy Authority, AL, Commodity Supply Revenue Bonds (Series 2023B), (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 6/1/2030	3,282,783
		TOTAL	25,382,538
		Alaska—0.3%
1,250,000		Alaska International Airports System, Revenue Refunding Bonds (Series 2016A), 5.000%, 10/1/2024	1,262,823
		Arizona—1.5%
2,000,000		Coconino County, AZ Pollution Control Corp. (Nevada Power Co.), Pollution Control Refunding Revenue Bonds (Series 2017A), 4.125%, Mandatory Tender 3/31/2026	1,968,586
2,000,000		Maricopa County, AZ, IDA (Banner Health), Revenue Bonds (Series 2023A-1), 5.000%, Mandatory Tender 5/15/2026	2,043,409
1,500,000		Phoenix, AZ Civic Improvement Corp.— Airport System, Junior Lien Airport Revenue Bonds (Series 2019B), 5.000%, 7/1/2025	1,515,318
1,355,000		Tempe, AZ IDA (Mirabella at ASU), Revenue Bonds (Series 2017B), (Original Issue Yield: 4.750%), 4.700%, 10/1/2024	1,159,629
		TOTAL	6,686,942
		California—8.4%
5,000,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2007B-1) FRNs, 5.080% (SIFMA 7-day +1.100%), Mandatory Tender 4/1/2024	5,000,096
10,000,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2007G-1) FRNs, 5.080% (SIFMA 7-day +1.100%), Mandatory Tender 4/1/2024	10,000,129
10,000,000		California Infrastructure & Economic Development Bank (Los Angeles County Museum of Art), Refunding Revenue Bonds (Series 2021A), 1.200%, Mandatory Tender 6/1/2028	8,402,592
2,000,000		California Municipal Finance Authority (Community Health Systems ), Revenue Refunding Bonds (Series 2017A), 5.000%, 2/1/2024	2,004,468
1,500,000	[2]	California Municipal Finance Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2009A), 1.300%, Mandatory Tender 2/3/2025	1,438,340
2,500,000	[2]	California Municipal Finance Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2017A), 0.700%, Mandatory Tender 12/1/2023	2,481,341
1,000,000	[2]	California Public Finance Authority (Kendal at Sonoma), Enso Village TEMPS-50 Senior Living Revenue Refunding Bonds (Series B-3), 2.125%, 11/15/2027	958,082
1,000,000	[2]	California Public Finance Authority (Kendal at Sonoma), Enso Village TEMPS-70 Senior Living Revenue Refunding Bonds (Series B-2), 2.375%, 11/15/2028	949,049
2,000,000		California State, UT GO Various Purpose Refunding Bonds, 5.000%, 9/1/2027	2,110,921
2,000,000		California State, UT GO Various Purpose Refunding Bonds, 5.000%, 9/1/2028	2,142,749
2,000,000		Western Placer, CA Unified School District, Community Facilities District No.2 2020 BANs, 2.000%, 6/1/2025	1,899,714
		TOTAL	37,387,481
		Colorado—0.3%
750,000		Colorado Health Facilities Authority (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 5.000%, 1/1/2024	749,573

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Colorado—continued
$ 600,000		Colorado Health Facilities Authority (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 5.000%, 1/1/2025	$ 598,024
		TOTAL	1,347,597
		Connecticut—3.0%
1,000,000		Connecticut State (Connecticut State Special Transportation Fund), Special Tax Obligation Bonds Transportation Infrastructure Purposes (Series 2020A), 5.000%, 5/1/2028	1,060,849
2,600,000		Connecticut State (Connecticut State Special Transportation Fund), Special Tax Obligation Bonds Transportation Infrastructure Purposes (Series 2020A), 5.000%, 5/1/2029	2,785,116
1,000,000		Connecticut State (Connecticut State Special Transportation Fund), Special Tax Obligation Bonds Transportation Infrastructure Purposes (Series 2020A), 5.000%, 5/1/2030	1,080,366
1,000,000		Connecticut State, UT GO Refunding Bonds (Series 2022D), 5.000%, 9/15/2026	1,038,030
1,000,000		Connecticut State, UT GO Refunding Bonds (Series 2022D), 5.000%, 9/15/2027	1,051,647
2,255,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A) FRNs, 4.930% (SIFMA 7-day +0.950%), 3/1/2024	2,257,016
4,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A) FRNs, 4.970% (SIFMA 7-day +0.990%), 3/1/2025	4,000,428
		TOTAL	13,273,452
		Florida—0.6%
1,500,000		Broward County, FL HFA (St. Joseph Manor II, LLLP), Multifamily Housing Revenue Bonds (Series 2023), (United States Treasury COL), 3.500%, Mandatory Tender 4/1/2026	1,462,264
815,000		Orlando, FL Utilities Commission, Utility System Revenue Bonds (Series 2023A), 5.000%, 10/1/2038	874,483
300,000		Orlando, FL Utilities Commission, Utility System Revenue Bonds (Series 2023A), 5.000%, 10/1/2039	319,698
		TOTAL	2,656,445
		Georgia—5.1%
1,000,000		Atlanta, GA (Atlantic Station Project), Tax Allocation Refunding Bonds (Series 2017), 5.000%, 12/1/2023	1,000,599
5,665,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2023C), (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 9/1/2030	5,724,091
2,000,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2023D), (Citigroup, Inc. GTD), 5.000%, Mandatory Tender 12/1/2030	1,981,316
5,000,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2023E-1), (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 6/1/2031	5,056,760
5,500,000		Monroe County, GA Development Authority (Georgia Power Co.), Scherer Plant PCRBs (First Series 1995), 2.250%, 7/1/2025	5,197,452
2,750,000		Monroe County, GA Development Authority (Georgia Power Co.), Scherer Project PCRBs (First Series 2012), 3.875%, Mandatory Tender 3/6/2026	2,691,386
850,000		Savannah, GA EDA (International Paper Co.), Recovery Zone Facility Revenue Refunding Bonds (Series 2019A), 2.000%, Mandatory Tender 10/1/2024	830,360
		TOTAL	22,481,964
		Illinois—5.4%
1,500,000		Granite City, IL (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2002), 1.250%, 5/1/2027	1,321,842
3,000,000		Illinois Finance Authority (OSF Health Care Systems), Revenue Bonds (Series 2020A), 5.000%, Mandatory Tender 11/15/2024	3,007,932
1,800,000		Illinois Finance Authority (Presbyterian Homes Obligated Group, IL), Revenue Bonds (Series 2016A), 5.000%, 11/1/2023	1,799,704
2,125,000	[1]	Illinois Finance Authority (Presbyterian Homes Obligated Group, IL), Revenue Bonds (Series 2021B) FRNs, 4.680% (SIFMA 7-day +0.700%), Mandatory Tender 5/1/2026	2,076,695
6,500,000		Illinois State, UT GO Bonds (Series 2017D), 5.000%, 11/1/2026	6,666,781
2,125,000		Illinois State, UT GO Bonds (Series 2017D), 5.000%, 11/1/2027	2,197,915
1,750,000		Illinois State, UT GO Bonds (Series 2020B), 5.500%, 5/1/2024	1,762,156
1,000,000		Illinois State, UT GO Bonds (Series 2023D), 5.000%, 7/1/2025	1,013,594
1,000,000		Illinois State, UT GO Bonds (Series 2023D), 5.000%, 7/1/2028	1,039,730
1,000,000		Illinois State, UT GO Refunding Bonds (Series 2018A), 5.000%, 10/1/2023	1,000,000
1,925,000		Railsplitter Tobacco Settlement Authority, IL, Tobacco Settlement Revenue Bonds (Series 2017), (United States Treasury PRF 6/1/2026@100), 5.000%, 6/1/2026	1,981,368
		TOTAL	23,867,717
		Iowa—0.9%
2,000,000		Iowa Finance Authority (Gevo NW Iowa RNG, LLC), Solid Waste Facility Revenue Bonds Renewable Gas Project (Series 2021), (Citibank N.A., New York LOC), 1.500%, Mandatory Tender 4/1/2024	1,959,756

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Iowa—continued
$ 2,000,000	[1]	Iowa Finance Authority (Lifespace Communities, Inc.), Revenue Bonds (Series 2021B) FRNs, 4.274% (SOFR x 0.70 +0.550%), Mandatory Tender 5/15/2026	$ 1,825,805
		TOTAL	3,785,561
		Kentucky—3.1%
3,000,000		Louisville & Jefferson County, KY Metropolitan Government (Louisville Gas & Electric Co.), PCRBs (Series 2005A), 1.750%, Mandatory Tender 7/1/2026	2,790,856
4,000,000		Public Energy Authority of Kentucky, Gas Supply Revenue Bonds (Series 2018B), (BP PLC GTD), 4.000%, Mandatory Tender 1/1/2025	3,962,584
5,500,000		Public Energy Authority of Kentucky, Gas Supply Revenue Bonds (Series 2019C), (Morgan Stanley GTD), 4.000%, Mandatory Tender 2/1/2028	5,298,010
2,250,000		Trimble County, KY (Louisville Gas & Electric Co.), PCR Refunding Bonds (Series 2016A), 1.300%, Mandatory Tender 9/1/2027	1,910,512
		TOTAL	13,961,962
		Louisiana—1.5%
7,000,000		St. John the Baptist Parish, LA (Marathon Oil Corp.), Revenue Refunding Bonds (Series 2017B-2), 2.375%, Mandatory Tender 7/1/2026	6,537,338
		Massachusetts—1.4%
600,000		Commonwealth of Massachusetts, UT GO Consolidated Loan Bonds (Series 2023A), (Assured Guaranty Municipal Corp. GTD), 5.000%, 5/1/2038	643,262
800,000		Commonwealth of Massachusetts, UT GO Refunding Bonds (Series 2023B), (Assured Guaranty Municipal Corp. GTD), 5.000%, 5/1/2038	857,683
3,000,000	[1]	Massachusetts Development Finance Agency (Mass General Brigham), Revenue Bonds (Series 2019T-1) FRNs, 4.580% (SIFMA 7-day +0.600%), Mandatory Tender 1/29/2026	2,977,992
1,750,000		Massachusetts Development Finance Agency (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2002), 1.250%, 5/1/2027	1,544,790
55,000		Massachusetts Housing Finance Agency, SFM Revenue Bonds (Series 172), 4.000%, 6/1/2045	54,816
		TOTAL	6,078,543
		Michigan—3.0%
3,500,000		Lansing, MI Board of Water & Light, Utility System Revenue Bonds (Series 2021B), 2.000%, Mandatory Tender 7/1/2026	3,124,801
1,000,000		Michigan State Building Authority, Revenue Refunding Bonds Facilities Program (Series 2023-II), 5.000%, 10/15/2037	1,079,416
2,000,000		Michigan State Finance Authority (McLaren Health Care Corp.), Hospital Revenue Refunding Bonds (Series 2015D-2), 1.200%, Mandatory Tender 4/13/2028	1,701,996
3,300,000		Michigan State Strategic Fund (Waste Management, Inc.), Revenue Bonds, 0.580%, Mandatory Tender 8/1/2024	3,195,750
2,200,000		Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Senior Current Interest Bonds (Series 2020A Class 1), 5.000%, 6/1/2025	2,230,655
1,800,000		Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Senior Current Interest Bonds (Series 2020A Class 1), 5.000%, 6/1/2031	1,919,785
		TOTAL	13,252,403
		Mississippi—0.3%
1,250,000		Mississippi Business Finance Corp. (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2002), 2.200%, Mandatory Tender 6/3/2024	1,231,210
		Missouri—0.5%
750,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2016B), 5.000%, 2/1/2024	749,896
850,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2016B), 5.000%, 2/1/2025	849,401
750,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2016B), 5.000%, 2/1/2026	748,320
		TOTAL	2,347,617
		Nebraska—1.2%
2,940,000	[1]	Douglas County, NE (Creighton University, NE), Educational Facilities Revenue Refunding Bonds (Series 2021B) FRNs, 4.510% (SIFMA 7-day +0.530%), Mandatory Tender 9/1/2026	2,899,423
2,500,000		Nebraska Public Power District, General Revenue Bonds (Series 2023A), 5.000%, 7/1/2028	2,626,096
		TOTAL	5,525,519
		Nevada—0.3%
1,395,000		Clark County, NV Airport System, Airport System Subordinate Lien Revenue Refunding Bonds (Series 2019A), 5.000%, 7/1/2026	1,442,537

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New Hampshire—0.4%
$ 220,000		National Finance Authority, NH (Springpoint Senior Living), Senior Living Revenue Refunding Bonds (Series 2021), 4.000%, 1/1/2024	$ 219,404
290,000		National Finance Authority, NH (Springpoint Senior Living), Senior Living Revenue Refunding Bonds (Series 2021), 4.000%, 1/1/2025	286,113
265,000		National Finance Authority, NH (Springpoint Senior Living), Senior Living Revenue Refunding Bonds (Series 2021), 4.000%, 1/1/2026	258,492
250,000		National Finance Authority, NH (Springpoint Senior Living), Senior Living Revenue Refunding Bonds (Series 2021), 4.000%, 1/1/2027	240,988
285,000		National Finance Authority, NH (Springpoint Senior Living), Senior Living Revenue Refunding Bonds (Series 2021), 4.000%, 1/1/2028	271,375
300,000		National Finance Authority, NH (Springpoint Senior Living), Senior Living Revenue Refunding Bonds (Series 2021), 4.000%, 1/1/2029	282,064
280,000		National Finance Authority, NH (Springpoint Senior Living), Senior Living Revenue Refunding Bonds (Series 2021), 4.000%, 1/1/2030	259,857
		TOTAL	1,818,293
		New Jersey—6.7%
1,500,000		New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2023RRR), 5.000%, 3/1/2026	1,531,297
1,615,000		New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2023RRR), 5.000%, 3/1/2028	1,684,700
10,000,000	[1]	New Jersey EDA (New Jersey State), School Facilities Construction Refunding SIFMA Index Bonds (Series 2013 I) FRNs, 5.230% (SIFMA 7-day +1.250%), 9/1/2025	10,023,161
4,075,000		New Jersey EDA (New Jersey-American Water Co., Inc.), Water Facilities Refunding Revenue Bonds (Series 2020D), 1.100%, Mandatory Tender 12/1/2027	3,361,965
600,000		New Jersey State Educational Facilities Authority (New Jersey State), Higher Education Capital Improvement Fund (Series 2023A), 5.000%, 9/1/2035	638,876
500,000		New Jersey State Educational Facilities Authority (New Jersey State), Higher Education Capital Improvement Fund (Series 2023A), 5.000%, 9/1/2036	528,154
160,000		New Jersey State Educational Facilities Authority (New Jersey State), Higher Education Capital Improvement Fund (Series 2023A), 5.000%, 9/1/2037	168,028
500,000		New Jersey State Educational Facilities Authority (New Jersey State), Higher Education Capital Improvement Fund (Series 2023A), 5.000%, 9/1/2038	521,124
500,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2023AA), 5.000%, 6/15/2025	507,167
500,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2023AA), 5.000%, 6/15/2026	512,448
1,000,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2023AA), 5.000%, 6/15/2038	1,044,407
1,000,000		New Jersey State, Covid-19 GO Emergency Bonds (Series 2020A), 5.000%, 6/1/2029	1,066,816
1,000,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2017A), 5.000%, 1/1/2027	1,042,056
5,000,000	[1]	New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2017D-4) FRNs, 4.431% (1-month USLIBOR x 0.70 +0.700%), 1/1/2024	4,998,012
2,000,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2018A), 5.000%, 6/1/2024	2,012,148
		TOTAL	29,640,359
		New Mexico—1.6%
6,000,000		New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A), (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 5/1/2025	6,003,435
1,000,000		New Mexico State Hospital Equipment Loan Council (Presbyterian Healthcare Services), Hospital System Revenue Bonds (Series 2019B), 5.000%, Mandatory Tender 8/1/2025	1,013,081
		TOTAL	7,016,516
		New York—4.1%
1,750,000	[1]	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Variable Rate Refunding Bonds (Series 2002G-1F) FRNs, 3.988% (SOFR x 0.67 +0.430%), 11/1/2026	1,731,685
2,250,000	[1]	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Variable Rate Refunding Bonds (Series 2005D-1) FRNs, 3.888% (SOFR x 0.67 +0.330%), Mandatory Tender 4/1/2024	2,243,221
1,500,000		New York City, NY IDA (Yankee Stadium LLC), PILOT Revenue Refunding Bonds (Series 2020A), (Assured Guaranty Municipal Corp. INS), 5.000%, 3/1/2029	1,576,880
1,600,000		New York City, NY IDA (Yankee Stadium LLC), PILOT Revenue Refunding Bonds (Series 2020A), (Assured Guaranty Municipal Corp. INS), 5.000%, 3/1/2030	1,693,795

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New York—continued
$ 1,000,000		New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Bonds (Series 2024A-1), 5.000%, 5/1/2037	$ 1,064,165
550,000		New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Bonds (Series 2024A-1), 5.000%, 5/1/2038	579,396
2,250,000		New York City, NY, UT GO Bonds (Fiscal 2023 Series D), 5.000%, 8/1/2025	2,299,311
1,700,000		New York Transportation Development Corporation (American Airlines, Inc.), Special Facilities Revenue Refunding Bonds (Series 2021), 2.250%, 8/1/2026	1,603,456
1,500,000		New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020A), 5.000%, 12/1/2029	1,537,894
1,600,000		New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020C), 5.000%, 12/1/2028	1,666,596
2,250,000		New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020C), 5.000%, 12/1/2029	2,351,117
		TOTAL	18,347,516
		North Carolina—1.3%
825,000		Columbus County, NC Industrial Facilities & Pollution Control Financing Authority (International Paper Co.), Environmental Improvement Revenue Refunding Bonds (Series 2019A), 2.000%, Mandatory Tender 10/1/2024	805,938
465,000		North Carolina HFA, Revenue Bonds (Series 2017 38-B), 4.000%, 7/1/2047	457,354
1,600,000		North Carolina State (North Carolina State Grant Anticipation Revenue), Grant Anticipation Revenue Vehicle Bonds (Series 2019), 5.000%, 3/1/2026	1,646,864
1,750,000		North Carolina State Turnpike Authority, Triangle Expressway System Senior Lien Turnpike Revenue Refunding Bonds (Series 2018), 5.000%, 1/1/2027	1,786,465
1,000,000		North Carolina State Turnpike Authority, Triangle Expressway System Senior Lien Turnpike Revenue Refunding Bonds (Series 2018), 5.000%, 1/1/2028	1,030,884
		TOTAL	5,727,505
		North Dakota—1.1%
5,000,000		Cass County Joint Water Resource District, ND, UT GO Temporary Refunding Improvement Bonds (Series 2021A), 0.480%, 5/1/2024	4,836,194
		Ohio—2.7%
2,000,000		Columbus, OH, UT GO Various Purpose Bonds (Series 2023A), 5.000%, 8/15/2038	2,141,005
5,000,000		Lancaster, OH Port Authority, Gas Supply Revenue Refunding Bonds (Series 2019), (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 2/1/2025	5,016,322
1,000,000		Ohio HFA (Riverview San Marco, LLC), Multifamily Housing Revenue Bonds (Series 2023), (United States Treasury COL), 5.000%, Mandatory Tender 8/1/2025	1,005,561
1,500,000		Ohio State Air Quality Development Authority (American Electric Power Co., Inc.), Air Quality Revenue Refunding Bonds (Series 2014A), 2.400%, Mandatory Tender 10/1/2029	1,252,022
2,500,000		Ohio State Hospital Revenue (Cleveland Clinic), Hospital Revenue Bonds (Series 2019C), 2.750%, Mandatory Tender 5/1/2028	2,367,647
		TOTAL	11,782,557
		Oklahoma—0.9%
1,000,000		Oklahoma County, OK Finance Authority (Choctaw-Nicoma Park Public Schools), Educational Facilities Lease Revenue Bonds (Series 2023), 5.000%, 9/1/2026	1,026,280
1,300,000		Oklahoma County, OK Finance Authority (Choctaw-Nicoma Park Public Schools), Educational Facilities Lease Revenue Bonds (Series 2023), 5.000%, 9/1/2028	1,363,390
1,625,000		Oklahoma County, OK Finance Authority (Choctaw-Nicoma Park Public Schools), Educational Facilities Lease Revenue Bonds (Series 2023), 5.000%, 9/1/2030	1,723,554
		TOTAL	4,113,224
		Oregon—0.8%
2,800,000		Multnomah County, OR Hospital Facilities Authority (Terwilliger Plaza, Inc.), Parkview Project TEMPS-50 Revenue and Refunding Bonds (Series 2021B-2), 0.950%, 6/1/2027	2,427,391
1,250,000		Multnomah County, OR Hospital Facilities Authority (Terwilliger Plaza, Inc.), Parkview Project TEMPS-65 Revenue and Refunding Bonds (Series 2021B-1), 1.200%, 6/1/2028	1,046,745
		TOTAL	3,474,136
		Pennsylvania—8.0%
2,100,000	[1]	Bethlehem, PA Area School District Authority, School Revenue Bonds (Series 2021C) FRNs, 3.914% (SOFR x 0.67 +0.350%), Mandatory Tender 11/1/2025	2,049,882
1,155,000		Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series of 2016), 5.000%, 1/1/2024	1,155,698

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Pennsylvania—continued
$ 750,000		East Hempfield Township, PA IDA (Willow Valley Retirement Communities), Revenue & Revenue Refunding Bonds (Series 2016), 5.000%, 12/1/2023	$ 750,401
12,500,000	[1]	Geisinger Authority, PA Health System (Geisinger Health System), Health System Revenue Bonds (Series 2014B) FRNs, 4.707% (1-month USLIBOR x 0.67 +1.070%), Mandatory Tender 6/1/2024	12,513,107
3,375,000		Montgomery County, PA IDA (Constellation Energy Generation LLC), Revenue Refunding Bonds (Series 2023A), 4.100%, Mandatory Tender 4/3/2028	3,362,660
1,000,000	[1]	Northampton County, PA General Purpose Authority (St. Luke’s University Health Network), Variable Rate Hospital Revenue Bonds (Series 2018B) FRNs, 4.851% (1-month USLIBOR x 0.70 +1.040%), Mandatory Tender 8/15/2024	1,000,027
6,500,000		Pennsylvania Economic Development Financing Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2011), 2.150%, Mandatory Tender 7/1/2024	6,388,730
4,000,000	[1]	Pennsylvania Economic Development Financing Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2021A) FRNs, 4.380% (SIFMA 7-day +0.400%), Mandatory Tender 6/3/2024	3,991,531
1,000,000		Pennsylvania State Economic Development Financing Authority (UPMC Health System), Revenue Bonds (Series 2023A-1), 5.000%, 5/15/2031	1,057,266
1,500,000		Pennsylvania State Higher Education Facilities Authority (University of the Sciences in Philadelphia), Revenue Refunding Bonds (Series 2015A), 5.000%, 11/1/2023	1,500,383
1,800,000		Pittsburgh, PA Water & Sewer Authority, Water and Sewer System First Lien Revenue Bonds (Series 2023B), (Assured Guaranty Municipal Corp. INS), 5.000%, 9/1/2038	1,910,830
		TOTAL	35,680,515
		Rhode Island—0.7%
3,285,000		Rhode Island State Health and Educational Building Corp. (Lifespan Obligated Group), Hospital Financing Revenue Refunding Bonds (Series 2016), 5.000%, 5/15/2024	3,285,766
		Tennessee—1.3%
1,200,000		Metropolitan Government Nashville & Davidson County, TN IDB (Waste Management, Inc.), Revenue Bonds, 3.750%, Mandatory Tender 8/1/2024	1,162,091
4,300,000		Tennergy Corp., TN Gas Revenue, Gas Supply Revenue Bonds (Series 2019A), (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 10/1/2024	4,311,063
95,000		Tennessee Housing Development Agency, Revenue Refunding Bonds (Series 220142C), 4.000%, 1/1/2045	94,329
		TOTAL	5,567,483
		Texas—11.6%
1,000,000		Austin, TX Airport System, Revenue Bonds (Series 2019B), 5.000%, 11/15/2026	1,016,135
2,000,000		Dallas, TX, GO Refunding and Improvement Bonds (Series 2023A), 5.000%, 2/15/2039	2,090,548
5,270,000		Dallas-Fort Worth, TX (Dallas-Fort Worth, TX International Airport), Joint Revenue Refunding Bonds (Series 2020A), 5.000%, 11/1/2026	5,456,023
1,180,000		Eanes, TX Independent School District, Variable Rate UT School Building Bonds (Series 2019B), (Texas Permanent School Fund Guarantee Program GTD), 1.750%, Mandatory Tender 8/1/2025	1,129,914
1,820,000		Eanes, TX Independent School District, Variable Rate UT School Building Bonds (Series 2019B), (United States Treasury PRF 8/1/2024@100), 1.750%, Mandatory Tender 8/1/2024	1,786,358
1,930,000		Fort Bend, TX Independent School District, Variable Rate UT School Building and Refunding Bonds (Series 2020B), (Texas Permanent School Fund Guarantee Program GTD), 0.875%, Mandatory Tender 8/1/2025	1,811,253
2,500,000		Grand Parkway Transportation Corp., TX, Subordinate Tier Toll Revenue Bonds (Series 2023 TELA Supported), 5.000%, Mandatory Tender 4/1/2028	2,600,852
1,250,000		Gulf Coast, TX Waste Disposal Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2003B), 1.500%, 5/1/2028	1,074,792
2,900,000		Harlandale, TX Independent School District, Fixed and Variable Rate UT Refunding Bonds (Series 2020), (Texas Permanent School Fund Guarantee Program GTD), 0.750%, Mandatory Tender 8/15/2025	2,723,020
3,000,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Baylor College of Medicine), Medical Facilities Mortgage Revenue Refunding Bonds (Series 2019A) FRNs, 4.440% (SOFR x 0.70 +0.730%), Mandatory Tender 7/1/2024	2,999,784
5,685,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Refunding Bonds (Series 2013B) FRNs, 5.030% (SIFMA 7-day +1.050%), 6/1/2024	5,703,267
3,000,000		Harris County, TX Cultural Education Facilities Finance Corp. (Texas Medical Center), Revenue Bonds (Series 2020A), 0.900%, Mandatory Tender 5/15/2025	2,812,041
1,000,000		Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2019), 5.000%, 5/15/2027	1,040,611
1,000,000		Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2019), 5.000%, 5/15/2028	1,050,108
1,500,000		Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2023A), (Assured Guaranty Municipal Corp. INS), 5.000%, 5/15/2038	1,552,921

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Texas—continued
$ 3,000,000	Matagorda County, TX Navigation District No. 1 (AEP Texas, Inc.), PCR Refunding Bonds (Central Power and Light Company Project) (Series 1996), 4.250%, 5/1/2030	$ 2,863,397
2,300,000	Matagorda County, TX Navigation District No. 1 (AEP Texas, Inc.), PCR Refunding Bonds (Series 2001A), 2.600%, 11/1/2029	1,989,087
945,000	New Hope Cultural Education Facilities Finance Corporation (Brazos Presbyterian Homes Holding, Inc.), Retirement Facilities Revenue Bonds (Series 2017), 5.000%, 1/1/2024	943,493
980,000	New Hope Cultural Education Facilities Finance Corporation (Brazos Presbyterian Homes Holding, Inc.), Retirement Facilities Revenue Bonds (Series 2017), 5.000%, 1/1/2025	972,941
500,000	New Hope Cultural Education Facilities Finance Corporation (Westminster Manor), Revenue Bonds (Series 2016), 5.000%, 11/1/2023	500,129
625,000	New Hope Cultural Education Facilities Finance Corporation (Westminster Manor), Revenue Bonds (Series 2016), 5.000%, 11/1/2024	627,446
1,105,000	New Hope Cultural Education Facilities Finance Corporation (Westminster Manor), Revenue Bonds (Series 2016), 5.000%, 11/1/2025	1,112,100
1,500,000	North East, TX Independent School District, Variable Rate UT GO Refunding Bonds (Series 2019), (Texas Permanent School Fund Guarantee Program GTD), 2.200%, Mandatory Tender 8/1/2024	1,473,294
2,500,000	North Texas Tollway Authority, Second Tier Revenue Refunding Bonds (Series 2019B), 5.000%, 1/1/2026	2,552,176
2,500,000	North Texas Tollway Authority, Second Tier Revenue Refunding Bonds (Series 2019B), 5.000%, 1/1/2027	2,580,375
1,000,000	Texas Water Development Board, State Revolving Fund Revenue Bonds (Series 2023), 5.000%, 8/1/2038	1,072,777
	TOTAL	51,534,842
	Utah—0.2%
1,000,000	Intermountain Power Agency, Power Supply Revenue Bonds (Series 2023A), 5.000%, 7/1/2038	1,056,562
	Virginia—2.1%
2,650,000	Amelia County, VA IDA (Waste Management, Inc.), Tax-Exempt Adjustable Mode Solid Waste Disposal Revenue Bonds (Series 2002), 1.450%, 4/1/2027	2,362,770
1,000,000	Charles City County, VA IDA (Waste Management, Inc.), Tax-Exempt Adjustable Mode Solid Waste Disposal Revenue Bonds (Series 2002), 1.450%, 4/1/2027	891,611
4,000,000	Chesapeake, VA Redevelopment and Housing Authority (Standard Hunter’s Point I Venture LP), Multifamily Housing Revenue Bonds (Series 2023), (United States Treasury COL), 5.000%, Mandatory Tender 5/1/2026	4,032,612
2,000,000	Virginia Peninsula Port Authority (Dominion Terminal Associates), Coal Terminal Revenue Refunding Bonds (Series 2003), 3.800%, Mandatory Tender 10/1/2024	1,981,032
	TOTAL	9,268,025
	Washington—1.8%
2,000,000	Energy Northwest, WA (Bonneville WA Power Administration), Columbia Generating Station Electric Revenue Refunding Bonds (Series 2023A), 5.000%, 7/1/2038	2,139,554
2,000,000	King County, WA Housing Authority, Affordable Housing Revenue Bonds Kirkland Heights Project (Series 2023A-2), 5.000%, 1/1/2028	2,043,875
1,825,000	Port of Seattle, WA Revenue, Intermediate Lien Revenue Bonds (Series 2019), 5.000%, 4/1/2025	1,845,924
2,000,000	Port of Seattle, WA Revenue, Intermediate Lien Revenue Bonds (Series 2019), 5.000%, 4/1/2026	2,030,026
	TOTAL	8,059,379
	West Virginia—0.9%
4,000,000	West Virginia EDA Solid Waste Disposal Facilities (Appalachian Power Co.), Revenue Refunding Bonds Amos Project (Series 2015A), 2.550%, Mandatory Tender 4/1/2024	3,947,299
	Wisconsin—2.1%
2,500,000	Public Finance Authority (Duke Energy Progress LLC), PCR Refunding Bonds (Series 2022A-1), 3.300%, Mandatory Tender 10/1/2026	2,441,168
1,000,000	Washington State, UT GO Motor Vehicle Fuel and Vehicle Related Fees Refunding Bonds (Series 2023B), 5.000%, 7/1/2027	1,049,973
1,000,000	Washington State, UT GO Refunding Bonds (Series 2023A), 5.000%, 8/1/2025	1,022,272
1,000,000	Washington State, UT GO Refunding Bonds (Series 2023A), 5.000%, 8/1/2026	1,036,402
3,500,000	Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health), Revenue Bonds (Series 2018B-2), 5.000%, Mandatory Tender 6/24/2026	3,571,818
	TOTAL	9,121,633
	Wyoming—0.6%
3,000,000	Sweetwater County, WY PCRB (Idaho Power Co.), PCR Refunding Bonds (Series 2006), 1.700%, 7/15/2026	2,722,645
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $422,121,946)	405,510,098

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—8.3%
		California—1.8%
$ 7,975,000		Los Angeles, CA Multifamily Housing Revenue Bonds (CORE Related/ GALA Rentals, LP), SPEARs 3a7 (Series DBE-8081) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 4.430%, 10/5/2023	$ 7,975,000
		Georgia—1.0%
4,150,000		Appling County, GA Development Authority (Georgia Power Co.), (First Series 2011) Daily VRDNs, 5.060%, 10/2/2023	4,150,000
		Kentucky—1.4%
1,950,000		Meade County, KY Industrial Building Revenue Authority (Nucor Corp.), (Series 2021A-1) Daily VRDNs, 5.220%, 10/2/2023	1,950,000
4,300,000		Meade County, KY Industrial Building Revenue Authority (Nucor Corp.), (Series 2021B-1) Daily VRDNs, 4.950%, 10/2/2023	4,300,000
		TOTAL	6,250,000
		Multi State—1.8%
1,100,000		Invesco Municipal Opportunity Trust, PUTTERs 3a-7 (VMTP 5029) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 5.300%, 10/2/2023	1,100,000
1,400,000		Nuveen AMT-Free Municipal Credit Income Fund, (Series B) MuniFund Preferred Shares Weekly VRDPs, 4.430%, 10/2/2023	1,400,000
2,900,000		Nuveen AMT-Free Municipal Credit Income Fund, (Series C) MuniFund Preferred Shares Weekly VRDPs, 4.430%, 10/2/2023	2,900,000
1,400,000		Nuveen AMT-Free Quality Municipal Income Fund, (Series D) MuniFund Preferred Shares Weekly VRDPs, 4.430%, 10/2/2023	1,400,000
1,200,000		Nuveen Municipal Credit Opportunities Fund, PUTTERs 3a-7 (Series 5033) (VMFP Series C) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 5.300%, 10/2/2023	1,200,000
		TOTAL	8,000,000
		New York—0.7%
2,100,000		New York City, NY, (Series 2021-2) Weekly VRENs, 4.170%, 10/2/2023	2,100,000
1,000,000		Nuveen New York AMT-Free Quality Municipal Income Fund, 800 (Series A) MuniFund Preferred Shares Weekly VRDPs, 4.430%, 10/2/2023	1,000,000
		TOTAL	3,100,000
		Ohio—0.1%
500,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), (Series B) VRENs, 4.400%, 10/2/2023	500,000
		Texas—0.4%
1,000,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2002) Weekly VRDNs, 4.480%, 10/4/2023	1,000,000
700,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010D) Weekly VRDNs, 4.400%, 10/4/2023	700,000
		TOTAL	1,700,000
		Wisconsin—1.1%
5,000,000		Wisconsin Health & Educational Facilities Authority (Marshfield Clinic), (Series 2022A) Weekly VRENs, 5.360%, 10/5/2023	5,000,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $36,675,000)	36,675,000
		TOTAL INVESTMENT IN SECURITIES—99.7% (IDENTIFIED COST $458,796,946)	442,185,098
		OTHER ASSETS AND LIABILITIES - NET—0.3%[3]	1,134,530
		TOTAL NET ASSETS—100%	$443,319,628
Securities that are subject to the federal alternative minimum tax (AMT) represent 12.5% of the Fund’s portfolio as calculated based upon total market value.
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2023, these restricted securities amounted to $5,826,812, which represented 1.3% of total net assets.

Additional information on restricted securities held at September 30, 2023, is as follows:
Security	Acquisition Date	Acquisition Cost	Value
California Municipal Finance Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2009A), 1.300%, Mandatory Tender 2/3/2025	1/30/2020	$1,500,000	$1,438,340
California Municipal Finance Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2017A), 0.700%, Mandatory Tender 12/1/2023	12/1/2020	$2,500,000	$2,481,341

Security	Acquisition Date	Acquisition Cost	Value
California Public Finance Authority (Kendal at Sonoma), Enso Village TEMPS-50 Senior Living Revenue Refunding Bonds (Series B-3), 2.125%, 11/15/2027	5/27/2021	$1,000,000	$958,082
California Public Finance Authority (Kendal at Sonoma), Enso Village TEMPS-70 Senior Living Revenue Refunding Bonds (Series B-2), 2.375%, 11/15/2028	5/27/2021	$1,000,000	$949,049

3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of September 30, 2023, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
COL	—Collateralized
EDA	—Economic Development Authority
FRNs	—Floating Rate Notes
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
LIBOR	—London Interbank Offered Rate
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
LP	—Limited Partnership
PCR	—Pollution Control Revenue
PCRB	—Pollution Control Revenue Bonds
PILOT	—Payment in Lieu of Taxes
PRF	—Pre-refunded
PUTTERs	—Puttable Tax-Exempt Receipts
SFM	—Single Family Mortgage
SIFMA	—Securities Industry and Financial Markets Association
SOFR	—Secured Overnight Financing Rate
SPEARs	—Short Puttable Exempt Adjustable Receipts
TEMPS	—Tax Exempt Mandatory Paydown Securities
UT	—Unlimited Tax
VMFP	—Variable MuniFund Preferred
VMTP	—Variable Municipal Term Preferred
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes